Secured Loans and Credit Facilities - Loans And Credit Facilities (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term debt	$ 195,542,176	$ 201,285,000
Commerzbank AG
Debt Instrument [Line Items]
Total long-term debt	50,550,000	55,575,000
Unicredit Bank AG (Bayerische Hypo-und Vereinsbank AG)
Debt Instrument [Line Items]
Total long-term debt	25,587,000	29,585,000
Bank of Scotland Plc
Debt Instrument [Line Items]
Total long-term debt	36,616,864	55,000,000
Bank of Ireland
Debt Instrument [Line Items]
Total long-term debt	14,800,000	17,500,000
HSH Nordbank AG
Debt Instrument [Line Items]
Total long-term debt	22,125,000	23,625,000
HSBC Bank Plc
Debt Instrument [Line Items]
Total long-term debt	18,400,000	20,000,000
Nordea Bank Finland Plc
Debt Instrument [Line Items]
Total long-term debt	$ 27,463,312	$ 0